26 Geological event - Alagoas (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
GeologicalEventAlagoasLineItems [Line Items]
Provision		R$ 9,175,777	R$ 3,383,067
Alagoas [member]
GeologicalEventAlagoasLineItems [Line Items]
Balance at beginning		3,383,067
Provisions		7,116,146
Constitution of present value adjustment		(214,319)
Provision after adjustment		6,901,827
Write-off	[1]	(1,181,931)
Realization of present value adjustment		72,814
Balance at ending		9,175,777
Current liability		4,349,931
Non-current liability		4,825,846
Provision		R$ 9,175,777

[1]	Of this amount, R$515,509 refers to payments made and R$154,048 was reclassified to the trade payables.